Unaudited Condensed Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities
Loss for the period	£ (5,357)	£ (6,394)
Adjustments for:
Income tax credit	(1,000)	(909)
Amortization and depreciation	161	74
Finance income	(318)	(190)
Share-based payments	384	428
Net foreign exchange losses	984	2,537
Cash flows from (used in) operations before changes in working capital	(5,146)	(4,454)
Movements in working capital:
Increase in prepayments, accrued income and other receivables	(402)	197
Decrease in trade payables	(197)	(222)
Decrease in payroll taxes, social security and accrued expenditure	(347)	(190)
Movements in working capital	(946)	(215)
Cash used in operations	(6,092)	(4,669)
Net income tax credit		1,910
Net cash used in operating activities	(6,092)	(2,759)
Cash flows from investing activities
Interest received	311	202
Payments for property, plant and equipment	(18)	(171)
Payments for intangible assets	(280)	(136)
Net cash generated from (used in) investing activities	13	(105)
Cash flows from financing activities
Payments for lease liabilities	(40)
Proceeds from issue of share capital	34
Net cash used in financing activities	(6)
Net decrease in cash and cash equivalents	(6,085)	(2,864)
Cash and cash equivalents at beginning of period	76,972	86,703
Foreign currency translation differences	(979)	(2,501)
Cash and cash equivalents at end of period	£ 69,908	£ 81,338